Intangible Assets, Net	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

	December 31, 2024	June 30, 2024
	(Unaudited)
Licensed digital assets	$2,080,000	$—
Less: accumulated amortization	(69,333)	—
Intangible assets, net	$2,010,667	$—

Additions are all acquired from third-party suppliers in the current year.

As of December 31, 2024, the estimated future amortization expense for licensed digital assets is as follows:

Year Ending December 31
2024	$69,333
2025	416,000
2026	416,000
2027	416,000
2028	416,000
2029	346,667
Total	$2,080,000

Amortization expense was $69,333 for the six-month period ended December 31, 2024. Costs incurred to renew or extend the term of recognized intangible assets are capitalized and amortized over the useful life of the asset. For the six-month period ended December 31, 2023, no such cost was incurred.